Issued Capital - Summary of Common Shares Issued and Outstanding (Detail)	12 Months Ended
	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 $ / shares shares
Disclosure of classes of share capital [abstract]
Balance, shares at beginning of period	442,724,309	442,724,309	441,456,217	441,456,217
Share purchase options exercised | $ / shares	$ 24.28		$ 24.83
Restricted share units released | $ / shares		$ 0.00		$ 0.00
Dividend reinvestment plan | $ / shares		$ 18.28		$ 20.34
Share purchase options exercised	46,800	46,800	70,600	70,600
Restricted share units released	104,178	104,178	21,975	21,975
Dividend reinvestment plan	1,461,074	1,461,074	1,175,517	1,175,517
Balance, shares at end of period	444,336,361	444,336,361	442,724,309	442,724,309